CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Allowance for doubtful accounts	$ 14,261	$ 14,329
Accounts payable	39,892	28,135
Accrued expenses and other current liabilities	59,278	47,404
Income tax payable	11,951	8,216
Deferred revenues	64,740	61,881
Short term borrowings	111,299	53,364
Long-term borrowings	101,697	229,467
Deferred tax liabilities-non-current	7,229	9,772
Consolidated VIEs without recourse to iKang Healthcare Group, Inc.
Accounts payable	34,637	22,685
Accrued expenses and other current liabilities	48,910	41,319
Income tax payable	6,414	7,386
Deferred revenues	57,361	52,210
Short term borrowings	111,299	53,364
Long-term borrowings	101,697	229,467
Deferred tax liabilities-non-current	$ 7,009	$ 9,422
Class A common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,916,439	33,556,439
Common shares, outstanding	33,916,439	33,556,439
Class C common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	2,000,000
Common shares, issued	805,100	805,100
Common shares, outstanding	805,100	805,100